Reconciliation of loss after income tax to net cash used in operating activities	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Reconciliation of loss after income tax to net cash used in operating activities
Note 21. Reconciliation of loss after income tax to net cash used in operating activities

	Consolidated
	December 2022 $	December 2021 Restated* $
Loss after income tax benefit for the half-year	(13,586,027)	(13,201,848)

Adjustments for:
Depreciation and amortisation	934,741	934,711
Share—based payments	944,726	640,906
Foreign exchange differences	145,529	(40,536)
Loss on contingent consideration	85,227	74,110
Contingent consideration interest	221,637	207,068

Change in operating assets and liabilities: Increase in trade and other receivables	(650,153)	(1,643,986)
(Increase)/decrease in prepayments	(628,404)	275,634
Decrease in GBM Agile deposit	3,836,630	—
Increase in insurance premium funding	552,315	—
(Decrease)/increase in trade and other payables	(611,352)	1,608,366
Decrease in deferred tax liabilities	(135,546)	(315,974)
Increase in employee benefits	84,529	70,139

Net cash used in operating activities	(8,806,148)	(11,391,410)